Fair Value Measurements (Tables) - Vacasa Holdings LLC	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of financial assets and liabilities that were measured at fair value on a recurring basis

The following tables set forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis (in thousands):

	As of September 30,2021
	Level 1	Level 2	Level 3	Total

Liabilities
Contingent consideration	$—	$—	$35,926	$35,926
Warrant derivative liabilities (Note 10)	—	—	16,833	16,833

	As of December 31,2020
	Level 1	Level 2	Level 3	Total
Liabilities
Contingent consideration	$—	$—	$7,681	$7,681
Warrant derivative liabilities (Note 10)	—	—	6,516	6,516

The following tables set forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis (in thousands):

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
Contingent consideration	$—	$—	$7,681	$7,681
Warrant derivative liabilities (Note 11)	—	—	6,516	6,516

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Liabilities
Contingent consideration	$—	$—	$10,422	$10,422
Warrant derivative liabilities (Note 11)	—	—	$3,950	$3,950

Schedule of fair value liabilities measured on recurring basis unobservable input reconciliation

A reconciliation of the common unit and Series A preferred unit warrant derivative liabilities measured and recorded at fair value on a recurring basis using significant unobservable inputs is as follows (in thousands):

	Nine Months Ended September 30,	Year Ended December 31,
	2021	2020

Balance, beginning of period	$6,516	$3,950
Change in fair value of warrant derivative liabilities included in earnings	10,317	6,637
Fair value of the warrants exercised during the period	—	(4,071)
Balance, end of period	$16,833	$6,516

A reconciliation of the common unit and Series A preferred unit warrant derivative liabilities measured and recorded at fair value on a recurring basis using significant unobservable inputs is as follows (in thousands):

	Year ended December 31,
	2020	2019
Balance, beginning of period	$3,950	$883
Warrant derivative liabilities recorded upon extinguishment of debt	—	2,136
Change in fair value of warrant derivative liabilities included in earnings	6,637	931
Fair value of the warrants exercised during the period	(4,071)	—
Balance, end of period	$6,516	$3,950